Accounts Receivable, Net	12 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
Accounts receivable, net
3	Accounts receivable, net

	As of March 31,
	2025	2026	2026
	S$	S$	US$

Accounts receivable	1,955,466	2,114,948	1,640,354
Less: allowance for credit losses	(831,665)	(94,739)	(73,480)
Accounts receivable, net	1,123,801	2,020,209	1,566,874

Movement of allowance for credit losses is as follows:

	As of March 31,
	2025	2026	2026
	S$	S$	US$

Beginning of the year	1,467,579	831,665	645,040
Written off	(2,037)	-	-
Reversal during the year	(633,877)	(736,926)	(571,560)
End of the year	831,665	94,739	73,480